3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Public offering warrants	(365)	(587)	0
Series B warrants	$ (991)	$ (1,483)	$ (1,548)
Total long-term liabilities at fair value	$ (1,356)	$ (2,070)	$ (1,548)
Level 1
Public offering warrants	0	0	0
Series B warrants	$ 0	$ 0	$ 0
Total long-term liabilities at fair value	$ 0	$ 0	$ 0
Level 2
Public offering warrants	0	0	0
Series B warrants	$ 0	$ 0	$ 0
Total long-term liabilities at fair value	$ 0	$ 0	$ 0
Level 3
Public offering warrants	(365)	(587)	0
Series B warrants	$ (991)	$ (1,483)	$ (1,548)
Total long-term liabilities at fair value	$ (1,356)	$ (2,070)	$ (1,548)